Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Apr. 26, 2025	Apr. 27, 2024	Apr. 29, 2023	Apr. 30, 2022	May 01, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of $100 Investment Based on:
Fiscal Year	Summary Compensation Table Total for Interim PEO	Summary Compensation Table Total for Former PEO	Compensation Actually Paid to Interim PEO(4)	Compensation Actually Paid to Former PEO(4)	Average Summary Compensation Table for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1,4)	TSR	Peer Group TSR(2)	Net Income (Thousands)	Operating Income (Thousands)(3)
2025	$437,806	—	768,991	—	583,570	631,069	35.20	9.91	$(10,121)	$33,118
2024	—	980,516	—	1,256,656	494,586	642,730	93.14	31.30	34,621	87,115
2023	—	563,183	—	669,639	322,089	377,287	43.58	0.02	6,802	21,288
2022	—	538,673	—	439,151	309,921	250,296	(45.71)	(11.08)	592	4,046
2021	—	449,838	—	530,283	267,881	307,723	38.65	63.52	10,926	17,108

Company Selected Measure Name	Operating Income
Named Executive Officers, Footnote	The individuals who comprised the Non-PEO NEOs in each of the covered fiscal year 2025 were Sheila M. Anderson, Chief Data and Analytics Officer; Matthew J. Kurtenbach, Vice President of Manufacturing; and Carla S. Gatzke, Vice President of Human Resources and Secretary. The individuals who comprised the Non-PEO NEOs in each of the covered fiscal years 2024 and 2023 were Sheila M. Anderson, Chief Financial Officer and Treasurer; Bradley T. Wiemann, Executive Vice President; Matthew J. Kurtenbach, Vice President of Manufacturing; and Carla S. Gatzke, Vice President of Human Resources and Secretary. For Fiscal 2025, the amounts include compensation data for Mr. Wiemann as PEO, who served as CEO of the Company. For all other years, Reece A. Kurtenbach was the CEO for the entire year.
Peer Group Issuers, Footnote	The peer group used in this Pay Versus Performance table is the Nasdaq Composite-Total Return. We selected this Index of companies with similar market capitalization because we are unable to identify a peer group of companies similar to us in size and scope of business activities or a widely recognized published industry index that accurately reflects our diverse business activities. Most our direct competitors in our various business units are either privately owned or divisions of larger, publicly owned companies.
PEO Total Compensation Amount	$ 437,806	$ 980,516	$ 563,183	$ 538,673	$ 449,838
PEO Actually Paid Compensation Amount	$ 768,991	1,256,656	669,639	439,151	530,283
Adjustment To PEO Compensation, Footnote

Adjustments to Determine Compensation "Actually Paid" for PEO	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(26,945)	$(24,241)	$(16,308)
Deduction for amounts reported under the "Option Awards" columns in the SCT	—	(24,237)	(35,039)
Increase for fair value of awards granted during fiscal year that remain unvested as of year end	28,511	44,630	98,952
Increase for fair value of awards granted during fiscal year that vest during year	—	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	47,862	209,097	46,934
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	60,830	70,891	11,917
Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—
Increase based upon incremental fair value of awards modified during year	—	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustments	$110,258	$276,140	$106,456

Non-PEO NEO Average Total Compensation Amount	$ 583,570	494,586	322,089	309,921	267,881
Non-PEO NEO Average Compensation Actually Paid Amount	$ 631,069	642,730	377,287	250,296	307,723
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Determine Compensation "Actually Paid" for Non-PEO NEOs	2025	2024	2023
Deduction for amounts reported under the "Stock Awards" column in the SCT	$(615,865)	$(12,116)	$(7,550)
Deduction for amounts reported under the "Option Awards" columns in the SCT	(16,152)	(12,116)	(16,313)
Increase for fair value of awards granted during fiscal year that remain unvested as of year end	564,780	22,308	46,000
Increase for fair value of awards granted during fiscal year that vest during year	5,389	—	—
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	143,586	117,208	27,498
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	313,062	32,860	5,563
Deduction of fair value of awards granted prior to year that were forfeited during year	(508,296)	—	—
Increase based upon incremental fair value of awards modified during year	160,995	—	—
Increase based on dividends or other earnings paid during year prior to vesting date of award	—	—	—
Total Adjustments	$47,499	$148,144	$55,198

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group	The chart below presents a graphical comparison of the Company's TSR to the Peer Group TSR for the three fiscal years covered by the Pay Versus Performance table.
Tabular List, Table

Performance Measures
Revenue
Operating Income
Gross Profit

Total Shareholder Return Amount	$ 35.20	93.14	43.58	(45.71)	38.65
Peer Group Total Shareholder Return Amount	9.91	31.30	0.02	(11.08)	63.52
Net Income (Loss)	$ (10,121,000)	$ 34,621,000	$ 6,802,000	$ 592,000	$ 10,926,000
Company Selected Measure Amount	33,118,000	87,115,000	21,288,000	4,046,000	17,108,000
Additional 402(v) Disclosure	Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link compensation actually paid to our PEO and Non-PEO NEOs for Fiscal 2025 to our performance, is operating income. SEC rules require certain adjustments be made to the Summary Compensation Table ("SCT") totals to determine "compensation actually paid" ("CAP") as reported in the Pay Versus Performance Table. "CAP" does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as SCT total compensation adjusted to include the fair market value of equity awards as of the last day of the applicable fiscal year or, if earlier, the vesting date (rather than the grant date). The tables below set forth the amounts deducted from and added to the SCT total compensation amounts to calculate CAP for our PEO and average CAP to the Non-PEO NEOs.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 110,258	$ 276,140	$ 106,456
PEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
PEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
PEO | Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,511	44,630	98,952
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,862	209,097	46,934
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,830	70,891	11,917
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(26,945)	(24,241)	(16,308)
PEO | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(24,237)	(35,039)
PEO | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 47,499	148,144	55,198
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Operating Income
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Gross Profit
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 564,780	22,308	46,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	143,586	117,208	27,498
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,389	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	313,062	32,860	5,563
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(508,296)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(615,865)	(12,116)	(7,550)
Non-PEO NEO | Option Awards Deduction [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,152)	(12,116)	(16,313)
Non-PEO NEO | Equity Awards, Incremental Award Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 160,995	$ 0	$ 0